PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 98.8% of Net Assets

	ABS Car Loan – 10.8%
$90,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	$91,167
845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	856,351
9,181	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	9,190
101,014	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	101,413
28,139	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	28,180
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	530,096
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	493,507
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	707,531
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	387,486
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	357,686
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	100,318
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	141,859
134,146	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	135,142
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	461,112
188,503	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	189,240
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	577,816
552,929	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	557,844
226,917	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	227,655
510,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	521,829
660,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	666,923
5,111	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	5,120
640,437	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	645,194
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	147,511
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	606,908
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	439,934

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	$592,981
820,859	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	825,147
215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	216,904
44,589	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	44,958
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	290,822
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	273,890
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	106,427
200,000	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	200,344
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	328,991
12,676	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	12,687
150,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	151,237
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	171,918
230,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.130%, 8/15/2023, 144A	230,133
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	450,713
3,949	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	3,951
61,517	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	61,740
341,238	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	345,640
4,061	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	4,066
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	823,233
747,999	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	755,740
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	925,648
175,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	176,808
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	713,169
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	637,146
785,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	786,214
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	652,302
300,816	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	304,069

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	$263,442
240,000	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	240,579
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	270,568
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	140,828
145,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	147,802
18,476	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	18,499
178,144	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	179,003
450,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	460,205
485,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A2, 0.740%, 11/15/2022	486,566
455,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	458,175
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	430,488
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	174,065
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	290,012
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	150,569
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,603
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	314,330
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	821,721
1,045,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	1,059,455
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	216,255
140,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	142,149
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	377,569
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	467,832
655,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	658,945
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	446,692
200,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	203,631
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	227,916
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	522,792

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	$841,048
835,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	835,367
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	400,813
60,209	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	60,749
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	636,117

		31,143,675

	ABS Credit Card – 1.1%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	645,945
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	947,656
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	807,642
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	263,744
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	596,673

		3,261,660

	ABS Home Equity – 0.2%
194,646	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	199,367
1,295	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	1,294
132,793	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	135,075
3,528	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.595%, 7/25/2021(b)(c)(d)	3,404
3,858	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	3,813
106,163	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.035%, 10/25/2027(a)(e)	106,011
65,110	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(d)	65,863
48,845	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(d)	49,323

		564,150

	ABS Other – 2.1%
610,000	CNH Equipment Trust, Series 2020-A, Class A2, 1.080%, 7/17/2023	615,410
250,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	256,557
145,603	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	148,482
32,609	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	32,671

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$255,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	$261,712
174,909	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(d)	149,828
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	564,013
269,862	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	238,751
213,289	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	214,936
47,068	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	46,749
387,390	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	390,517
340,440	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	343,885
100,833	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	100,218
35,139	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	34,923
110,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	110,108
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,237,409
300,506	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	303,235

		6,049,404

	ABS Student Loan – 0.7%
57,036	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	57,721
254,659	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	263,888
1,249,943	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	1,266,453
71,849	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 1.791%, 7/25/2025(e)	71,690
111,307	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	112,322
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	183,137
14,661	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 1.991%, 7/25/2025(e)	14,635

		1,969,846

	ABS Whole Business – 0.2%
525,638	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	509,075

	Aerospace & Defense – 0.3%
80,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	89,143
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	31,406

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Aerospace & Defense – continued
$450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	$448,978
415,000	Textron, Inc., 3.000%, 6/01/2030	413,163

		982,690

	Agency Commercial Mortgage-Backed Securities – 1.2%
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,277,366
647,472	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(d)	654,416
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	541,808
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	758,599
94,269	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	96,141

		3,328,330

	Airlines – 0.4%
430,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	348,737
655,000	Southwest Airlines Co., 5.125%, 6/15/2027	677,666

		1,026,403

	Automotive – 3.8%
795,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	816,625
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	266,142
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	292,670
495,000	BorgWarner, Inc., 2.650%, 7/01/2027	507,867
225,000	Daimler Finance North America LLC, 2.625%, 3/10/2030, 144A	223,915
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	167,557
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	642,161
200,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	192,060
280,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	261,012
425,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	423,305
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	376,284
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	301,676
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	226,758

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	$196,459
295,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	295,642
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	96,763
400,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	395,066
600,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	599,863
585,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	581,501
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	988,375
240,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	240,920
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	166,544
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	252,827
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	299,689
1,020,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	1,057,262
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	293,490
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	673,001

		10,835,434

	Banking – 20.8%
1,335,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,351,042
315,000	American Express Co., 2.200%, 10/30/2020	316,446
495,000	American Express Co., 3.700%, 8/03/2023	538,314
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	641,889
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	915,700
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,233,948
400,000	Banco Santander S.A., 3.490%, 5/28/2030	429,522
975,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	977,537
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	422,524
695,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	719,532
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	748,602

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	$677,964
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,283,349
685,000	Bank of Nova Scotia (The), 1.300%, 6/11/2025	689,588
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	897,642
950,000	Bank of Nova Scotia (The), 2.150%, 7/14/2020	950,583
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	450,387
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	210,778
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	478,203
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	524,200
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	856,346
300,000	BNP Paribas S.A, (fixed rate to 1/13/2030, variable rate thereafter), 3.052%, 1/13/2031, 144A	315,988
675,000	BNP Paribas S.A, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	691,211
510,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	534,091
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	176,695
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	548,543
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	958,535
940,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	972,205
160,000	Citizens Financial Group, Inc., 3.250%, 4/30/2030	172,919
225,000	Comerica, Inc., 3.700%, 7/31/2023	242,413
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	695,187
750,000	Credit Agricole S.A, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	760,947
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	989,878
405,000	Credit Suisse AG, 2.100%, 11/12/2021	413,470
895,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	906,454
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	996,403
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	216,008
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	414,385

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$865,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	$895,064
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	533,113
845,000	HSBC Holdings PLC, (fixed rate to 6/04/2030, variable rate thereafter), 2.848%, 6/04/2031	862,902
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	578,437
360,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	381,810
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	557,019
1,335,000	JPMorgan Chase & Co., (fixed rate to 6/01/2023, variable rate thereafter), 1.514%, 6/01/2024	1,357,281
770,000	KeyCorp, MTN, 2.250%, 4/06/2027	807,789
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	407,216
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	537,818
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,227,777
135,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	141,371
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	969,702
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	642,365
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,139,983
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	653,283
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,068,982
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	337,534
215,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	233,122
625,000	Royal Bank of Scotland Group PLC, (fixed rate to 5/22/2027, variable rate thereafter), 3.073%, 5/22/2028	657,801
870,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	903,861
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	718,763
70,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	73,630
350,000	Santander UK PLC, 2.125%, 11/03/2020	351,943
580,000	Santander UK PLC, 2.875%, 6/18/2024	618,446
1,405,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	1,401,080

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	$857,800
395,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	403,116
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	837,479
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	561,388
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	265,204
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	316,558
985,000	Sumitomo Mitsui Financial Group, Inc., 2.130%, 7/08/2030	986,809
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	577,357
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	244,793
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	570,951
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,419,082
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,158,494
75,000	Synchrony Financial, 4.250%, 8/15/2024	78,760
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	722,758
1,065,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	1,094,105
890,000	Truist Bank, 1.500%, 3/10/2025	913,475
590,000	Truist Financial Corp., MTN, 1.950%, 6/05/2030	599,812
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	361,763
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	804,851
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	682,318
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	337,724
340,000	Wells Fargo & Co., (fixed rate to 4/30/2025, variable rate thereafter), 2.188%, 4/30/2026	351,549
1,110,000	Wells Fargo & Co., (fixed rate to 6/02/2027, variable rate thereafter), MTN, 2.393%, 6/02/2028	1,146,868
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,068,971
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	202,163

		59,941,668

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.1%
$415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	$431,847
625,000	Brookfield Finance LLC, 3.450%, 4/15/2050	599,346
935,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	955,645
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A	1,318,808

		3,305,646

	Building Materials – 0.1%
40,000	Masco Corp., 3.500%, 4/01/2021	40,551
165,000	Owens Corning, 3.875%, 6/01/2030	176,177

		216,728

	Chemicals – 1.3%
860,000	Air Products & Chemicals, Inc., 2.050%, 5/15/2030	902,658
360,000	Cabot Corp., 4.000%, 7/01/2029	371,991
460,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	468,987
255,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	257,907
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,060
260,000	LYB International Finance III LLC, 3.375%, 5/01/2030	278,391
960,000	Nutrien Ltd., 1.900%, 5/13/2023	990,675
335,000	PPG Industries, Inc., 2.550%, 6/15/2030	346,370
140,000	Yara International ASA, 3.148%, 6/04/2030, 144A	144,725

		3,770,764

	Collateralized Mortgage Obligations – 2.5%
525,483	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.854%, 2/20/2060(e)	528,458
284,883	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.724%, 3/20/2060(e)	284,980
159,900	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.516%, 7/20/2064(e)	159,712
118,518	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.803%, 7/20/2064(e)	118,358
6,085	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)(c)	6,080
288,268	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	294,618
483,294	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.223%, 2/20/2066(a)(e)	489,099

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$207,333	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.903%, 4/20/2066(a)(e)	$207,456
1,857,032	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(d)	2,111,658
380,159	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.753%, 12/20/2068(e)	379,269
1,302,913	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.703%, 10/20/2068(a)(e)	1,299,537
1,188,050	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.703%, 5/20/2069(a)(e)	1,187,839

		7,067,064

	Construction Machinery – 1.1%
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	278,478
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	309,609
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	552,951
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	270,283
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	301,969
1,090,000	John Deere Capital Corp., 0.700%, 7/05/2023	1,093,848
110,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	117,237
174,000	John Deere Capital Corp., Series 0014, 2.450%, 9/11/2020	174,703

		3,099,078

	Consumer Cyclical Services – 0.6%
500,000	Amazon.com, Inc., 1.500%, 6/03/2030	506,051
350,000	eBay, Inc., 1.900%, 3/11/2025	361,176
375,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	399,477
495,000	Western Union Co. (The), 4.250%, 6/09/2023	533,308

		1,800,012

	Consumer Products – 0.2%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	443,828

	Diversified Manufacturing – 0.7%
135,000	Amphenol Corp., 2.050%, 3/01/2025	140,486
205,000	Carrier Global Corp., 2.242%, 2/15/2025, 144A	209,596
455,000	Kennametal, Inc., 4.625%, 6/15/2028	487,594

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – continued
$265,000	Timken Co. (The), 4.500%, 12/15/2028	$285,644
175,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 1.613%, 9/15/2021(e)	175,000
405,000	Westinghouse Air Brake Technologies Corp., 3.200%, 6/15/2025	412,694
410,000	WW Grainger, Inc., 1.850%, 2/15/2025	428,517

		2,139,531

	Electric – 4.2%
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	447,967
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	836,551
495,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/2030, 144A	579,357
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	131,740
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	242,029
470,000	Dominion Energy, Inc., Series B, 3.600%, 3/15/2027	520,382
270,000	DTE Energy Co., 2.250%, 11/01/2022	278,827
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,207,490
265,000	Entergy Corp., 2.800%, 6/15/2030	280,037
451,000	Exelon Corp., 2.450%, 4/15/2021	457,212
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	122,890
330,000	FirstEnergy Corp., Series B, 2.250%, 9/01/2030	331,813
25,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	27,084
345,000	ITC Holdings Corp., 2.950%, 5/14/2030, 144A	367,450
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	188,235
630,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	648,835
435,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	444,826
295,000	PacifiCorp, 2.700%, 9/15/2030	321,381
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,131,577
370,000	PSEG Power LLC, 3.850%, 6/01/2023	400,051
935,000	Public Service Co. of Colorado, Series 35, 1.900%, 1/15/2031	953,881

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Electric – continued
$235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	$250,849
440,000	Puget Energy, Inc., 4.100%, 6/15/2030, 144A	485,772
180,000	Southern California Edison Co., 2.250%, 6/01/2030	181,746
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	738,095
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	619,245

		12,195,322

	Finance Companies – 1.3%
310,000	Air Lease Corp., 3.250%, 10/01/2029	294,509
705,000	Ares Capital Corp., 3.250%, 7/15/2025	684,211
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	289,780
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	211,380
375,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	353,491
615,000	FS KKR Capital Corp., 4.125%, 2/01/2025	593,958
115,000	GATX Corp., 4.000%, 6/30/2030	123,101
970,000	GE Capital Funding LLC, 4.050%, 5/15/2027, 144A	1,022,577
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	146,547

		3,719,554

	Financial Other – 0.4%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	480,582
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	420,754
185,000	ORIX Corp., 3.250%, 12/04/2024	199,398

		1,100,734

	Food & Beverage – 1.5%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	944,439
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	134,464
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	573,701
160,000	Campbell Soup Co., 3.125%, 4/24/2050	163,023
350,000	Cargill, Inc., 2.125%, 4/23/2030, 144A	366,894

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – continued
$1,095,000	General Mills, Inc., 2.600%, 10/12/2022	$1,140,754
220,000	Hershey Co. (The), 0.900%, 6/01/2025	221,263
555,000	Mondelez International, Inc., 2.750%, 4/13/2030	597,423
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	138,920

		4,280,881

	Government Owned - No Guarantee – 0.1%
335,000	Equinor ASA, 2.375%, 5/22/2030	348,041

	Health Insurance – 0.2%
350,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 6/01/2025, 144A	355,813
310,000	Humana, Inc., 2.500%, 12/15/2020	312,795

		668,608

	Healthcare – 0.9%
575,000	AmerisourceBergen Corp., 2.800%, 5/15/2030	605,716
419,000	Cigna Corp., 3.750%, 7/15/2023	454,819
95,000	Cigna Corp., 4.500%, 2/25/2026, 144A	110,514
420,000	CVS Health Corp., 4.300%, 3/25/2028	491,219
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	536,021
395,000	Stryker Corp., 1.950%, 6/15/2030	397,635

		2,595,924

	Hybrid ARMs – 0.0%
79,113	FHLMC, 1-year CMT + 2.500%, 4.099%, 5/01/2036(e)	83,463
35,457	FHLMC, 1-year CMT + 2.258%, 4.167%, 1/01/2035(e)	37,095

		120,558

	Independent Energy – 0.5%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	375,689
565,000	Canadian Natural Resources Ltd., 2.950%, 7/15/2030	563,299
545,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	583,165

		1,522,153

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – 0.8%
$530,000	Chevron Corp., 2.236%, 5/11/2030	$555,047
195,000	Exxon Mobil Corp., 2.610%, 10/15/2030	208,755
635,000	Exxon Mobil Corp., 3.482%, 3/19/2030	722,669
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	689,320

		2,175,791

	Life Insurance – 6.1%
1,385,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	1,385,098
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	85,000
380,000	American International Group, Inc., 3.400%, 6/30/2030	410,842
195,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	194,692
785,000	Athene Global Funding, 2.800%, 5/26/2023, 144A	800,877
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	336,422
965,000	Five Corners Funding Trust II, 2.850%, 5/15/2030, 144A	997,952
405,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	372,865
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,374,992
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	172,279
345,000	Manulife Financial Corp., 2.484%, 5/19/2027	361,291
1,400,000	MassMutual Global Funding II, 0.850%, 6/09/2023, 144A	1,405,926
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	799,485
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	699,279
505,000	Metropolitan Life Global Funding I, 2.400%, 6/17/2022, 144A	524,280
1,400,000	New York Life Global Funding, 0.950%, 6/24/2025, 144A	1,403,407
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,153,280
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	927,866
645,000	Principal Life Global Funding II, 1.250%, 6/23/2025, 144A	647,158
1,360,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	1,370,924
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	668,844

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	$605,121
700,000	Unum Group, 4.500%, 3/15/2025	751,874
63,000	Unum Group, 5.625%, 9/15/2020	63,562

		17,513,316

	Lodging – 0.1%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	363,158

	Media Entertainment – 0.4%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	96,827
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	130,861
170,000	RELX Capital, Inc., 3.000%, 5/22/2030	183,226
170,000	ViacomCBS, Inc., 4.950%, 1/15/2031	200,748
470,000	Walt Disney Co. (The), 2.650%, 1/13/2031	498,040

		1,109,702

	Metals & Mining – 0.1%
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	166,122

	Midstream – 0.8%
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	26,410
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	450,765
1,130,000	MPLX LP, 3-month LIBOR + 0.900%, 1.213%, 9/09/2021(e)	1,121,042
185,000	ONEOK, Inc., 5.850%, 1/15/2026	211,152
420,000	ONEOK, Inc., 3.100%, 3/15/2030	401,838
70,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	68,584

		2,279,791

	Mortgage Related – 1.6%
2,137	FHLMC, 3.000%, 10/01/2026	2,250
176	FHLMC, 6.500%, 1/01/2024	195
43	FHLMC, 8.000%, 7/01/2025	48
7	FNMA, 6.000%, 9/01/2021	7

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$15,079	GNMA, 3.916%, 5/20/2062(d)	$15,141
62,511	GNMA, 3.975%, 2/20/2063(d)	63,713
9,243	GNMA, 3.991%, 5/20/2062(d)	10,004
15,349	GNMA, 4.042%, 10/20/2062(d)	16,139
48,500	GNMA, 4.072%, 2/20/2063(a)(d)	49,350
48,217	GNMA, 4.203%, 4/20/2063(d)	48,810
22,784	GNMA, 4.255%, 2/20/2063(d)	23,100
32,099	GNMA, 4.257%, 11/20/2064(d)	33,158
74,415	GNMA, 4.275%, 4/20/2063(a)(d)	76,399
56,145	GNMA, 4.371%, 6/20/2066(d)	62,286
228,498	GNMA, 4.430%, 10/20/2066(d)	256,307
107,310	GNMA, 4.437%, 9/20/2066(d)	119,612
61,675	GNMA, 4.444%, 11/20/2066(d)	69,593
30,941	GNMA, 4.445%, 3/20/2063(d)	31,181
106,611	GNMA, 4.490%, 11/20/2066(d)	119,732
65,137	GNMA, 4.494%, 8/20/2066(d)	71,902
186,410	GNMA, 4.520%, 9/20/2066(d)	209,621
84,725	GNMA, 4.521%, 10/20/2066(d)	95,453
1,038,168	GNMA, 4.527%, 4/20/2067(a)(d)	1,174,520
113,320	GNMA, 4.528%, 10/20/2066(d)	126,952
462,394	GNMA, 4.545%, 7/20/2067(a)(d)	527,644
811,264	GNMA, 4.578%, 1/20/2067(a)(d)	917,842
2,116	GNMA, 4.630%, 7/20/2062(d)	2,237
371,285	GNMA, 4.684%, 5/20/2064(a)(d)	407,314
698	GNMA, 4.700%, 8/20/2061(d)	779
574	GNMA, 6.500%, 12/15/2023	632

		4,531,921

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 5.5%
$230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	$254,734
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	292,064
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	579,633
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	306,862
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	548,286
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	389,991
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,076,592
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	599,043
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(d)	279,636
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	518,769
26,367	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,406
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,762
160,706	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	166,194
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	493,828
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	302,078
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	301,768
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	580,990
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	624,628
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	90,116
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	511,968
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(d)	337,622
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	356,581
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	267,574
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	150,918
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	317,186
850,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057%, 11/13/2052	936,858

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$87,277	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	$90,402
3,086	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	3,084
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	642,438
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.218%, 7/15/2046(d)	257,452
111,476	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	112,367
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	138,244
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	594,161
194,995	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.655%, 11/15/2027, 144A(e)	141,415
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	461,139
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	586,358
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	217,719
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,325,499
152,101	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	153,571
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	353,102
272,052	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	282,190

		15,738,228

	Oil Field Services – 0.8%
980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,021,320
375,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	366,949
970,000	Schlumberger Investment S.A., 2.650%, 6/26/2030	986,161

		2,374,430

	Packaging – 0.1%
190,000	CCL Industries, Inc., 3.050%, 6/01/2030, 144A	193,933
220,000	Sonoco Products Co., 3.125%, 5/01/2030	229,646

		423,579

	Pharmaceuticals – 1.2%
305,000	AbbVie, Inc., 3.600%, 5/14/2025	337,261

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$470,000	Amgen, Inc., 2.300%, 2/25/2031	$491,855
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	254,611
525,000	Pfizer, Inc., 3.200%, 9/15/2023	566,273
990,000	Takeda Pharmaceutical Co. Ltd., 2.050%, 3/31/2030	989,462
825,000	Upjohn, Inc., 2.700%, 6/22/2030, 144A	846,691

		3,486,153

	Property & Casualty Insurance – 0.4%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	687,455
180,000	Assurant, Inc., 4.200%, 9/27/2023	190,801
235,000	Loews Corp., 3.200%, 5/15/2030	253,957

		1,132,213

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	235,121

	Refining – 0.1%
280,000	Marathon Petroleum Corp., 4.700%, 5/01/2025	313,449

	REITs - Apartments – 0.1%
210,000	Essex Portfolio LP, 2.650%, 3/15/2032	221,495

	REITs - Health Care – 0.4%
255,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	266,544
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	633,311
200,000	Welltower, Inc., 2.750%, 1/15/2031	199,768

		1,099,623

	REITs - Office Property – 0.1%
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	283,013

	REITs - Shopping Centers – 0.3%
55,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	56,252
535,000	Federal Realty Investment Trust, 3.500%, 6/01/2030	564,318
235,000	Regency Centers LP, 3.700%, 6/15/2030	253,529

		874,099

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs - Single Tenant – 0.0%
$120,000	Realty Income Corp., 3.250%, 1/15/2031	$129,829

	Restaurants – 0.6%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,322,995
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	450,146

		1,773,141

	Retailers – 0.9%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	355,884
290,000	AutoNation, Inc., 4.500%, 10/01/2025	311,851
190,000	Best Buy Co., Inc., 4.450%, 10/01/2028	220,446
475,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	520,407
270,000	Home Depot, Inc. (The), 2.950%, 6/15/2029	303,640
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	873,808

		2,586,036

	Technology – 3.7%
125,000	Apple, Inc., 3.350%, 2/09/2027	142,404
645,000	Broadcom, Inc., 4.150%, 11/15/2030, 144A	700,910
110,000	DXC Technology Co., 4.125%, 4/15/2025	117,290
290,000	Equinix, Inc., 1.800%, 7/15/2027	289,846
235,000	Flex Ltd., 3.750%, 2/01/2026	248,909
470,000	Flex Ltd., 4.875%, 6/15/2029	518,683
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	462,053
395,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	443,547
1,145,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 0.998%, 3/12/2021(e)	1,144,352
1,070,000	HP, Inc., 3.000%, 6/17/2027	1,121,805
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	317,601
470,000	International Business Machines Corp., 1.700%, 5/15/2027	480,010
530,000	International Business Machines Corp., 2.850%, 5/13/2022	554,521
89,000	Jabil, Inc., 5.625%, 12/15/2020	90,742

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	$188,047
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	473,470
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	142,728
755,000	Micron Technology, Inc., 2.497%, 4/24/2023	784,644
575,000	NetApp, Inc., 1.875%, 6/22/2025	583,194
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	581,298
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	943,049
105,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	110,331
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	219,728
130,000	Texas Instruments, Inc., 2.250%, 9/04/2029	138,378

		10,797,540

	Tobacco – 0.4%
135,000	Altria Group, Inc., 2.350%, 5/06/2025	141,860
565,000	BAT Capital Corp., 3.215%, 9/06/2026	607,290
460,000	BAT Capital Corp., 4.700%, 4/02/2027	525,752

		1,274,902

	Transportation Services – 1.0%
605,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	621,012
205,000	FedEx Corp., 4.250%, 5/15/2030	234,136
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	191,407
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	741,966
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	148,817
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	412,500
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	272,112
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	296,234

		2,918,184

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 14.1%
$11,265,000	U.S. Treasury Note, 0.250%, 4/15/2023	$11,288,762
2,875,000	U.S. Treasury Note, 0.250%, 6/15/2023	2,881,064
15,620,000	U.S. Treasury Note, 0.500%, 3/31/2025	15,786,573
5,045,000	U.S. Treasury Note, 0.625%, 5/15/2030	5,031,008
5,270,000	U.S. Treasury Note, 1.750%, 12/31/2024	5,622,843

		40,610,250

	Wireless – 0.4%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	213,868
960,000	T-Mobile USA, Inc., 2.050%, 2/15/2028, 144A	960,451

		1,174,319

	Wirelines – 0.4%
935,000	AT&T, Inc., 2.300%, 6/01/2027	967,978
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	226,943

		1,194,921

	Total Bonds and Notes (Identified Cost $277,018,930)	284,787,087

Short-Term Investments – 3.3%
9,652,249	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $9,652,249 on 7/01/2020 collateralized by $8,724,400 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $9,845,337 including accrued interest(f) (Identified Cost $9,652,249)	9,652,249

	Total Investments – 102.1% (Identified Cost $286,671,179)	294,439,336
	Other assets less liabilities – (2.1)%	(6,124,491)

	Net Assets – 100.0%	$288,314,845

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $13,297 or less than 0.1% of net assets.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.

(e)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $87,399,812 or 30.3% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages

CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2020	174	$21,834,981	$21,879,140	$44,159

At June 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2020	20	$3,138,847	$3,149,687	$(10,840)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$556,933	$7,217	(a)	$564,150
Collateralized Mortgage Obligations	—	7,060,984	6,080	(a)	7,067,064
All Other Bonds and Notes*	—	277,155,873	—		277,155,873

Total Bonds and Notes	—	284,773,790	13,297		284,787,087

Short-Term Investments	—	9,652,249	—		9,652,249
Futures Contracts (unrealized appreciation)	44,159	—	—		44,159

Total	$44,159	$294,426,039	$13,297		$294,483,495

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(10,840)	$—	$—	$(10,840)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
ABS Car Loan	$660,000	$—	$—	$—	$—	$—	$—	$(660,000)	$—	$—
ABS Home Equity	16,609	—	(39)	456	—	(9,809)	—	—	7,217	32
Collateralized Mortgage Obligations	—	—	(200)	319	—	(17,534)	23,495	—	6,080	319

Total	$676,609	$—	$(239)	$775	$—	$(27,343)	$23,495	$(660,000)	$13,297	$351

A debt security valued at $660,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2020. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2020 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $23,495 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2020:

Assets	Unrealized appreciation on futures contracts

Exchange-traded asset derivatives
Interest rate contracts	$44,159

Liability	Unrealized depreciation on futures contracts

Exchange-traded liability derivatives
Interest rate contracts	$(10,840)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net

$165,000	$165,000

Industry Summary at June 30, 2020 (Unaudited)

Banking	20.8%
Treasuries	14.1
ABS Car Loan	10.8
Life Insurance	6.1
Non-Agency Commercial Mortgage-Backed Securities	5.5
Electric	4.2
Automotive	3.8
Technology	3.7
Collateralized Mortgage Obligations	2.5
ABS Other	2.1
Other Investments, less than 2% each	25.2
Short-Term Investments	3.3

Total Investments	102.1
Other assets less liabilities (including futures contracts)	(2.1)

Net Assets	100.0%